Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23:- SUBSEQUENT EVENTS

On April 4, 2024, the Company acquired Theoris, Inc. (“Theoris”), a U.S. based full-services company, specializes in IT staffing and recruiting, for a total consideration of $12.5 million, of which $10 million was paid upon closing and the remaining $2.5 million was payable in two equal installments following the first- and second-year anniversaries.